FINANCIAL INSTRUMENTS Narrative (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 27, 2013 USD ($) newbuild_option instrument	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Feb. 01, 2013 vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels under capital lease | vessel				8
Derivative, Notional Amount		$ 332,180
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivatives entered into | instrument	6
Principal amount of debt used in interest rate swaps	$ 260,000
Fair value of derivatives			$ 11,000	$ 4,500
(Loss) gain on derivative		(7,000)	$ 3,300
Interest rate swap 7 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount		$ 150,000				$ 150,000
MR Product Tanker [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of newbuild vessels | vessel							12
MR tanker [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of newbuild vessels financed by term loan facility | newbuild_option	6
US Dollar denominated floating rate debt [Member] | Term loan facility $466.5 million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt					$ 466,500
Ship Finance Leased Vessels [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring				$ 226,000